Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series A		Common Stock		Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 758		$ 43,774			$ 10,694,458	$ (8,479,323)	$ 2,259,667
Balance (in Shares) at Dec. 31, 2021	7,576,999	[1]	437,735,093	[1]
Stock-based compensation						19,908		19,908
Net loss							(1,683,499)	(1,683,499)
Balance at Dec. 31, 2022	$ 758		$ 43,774			10,714,366	(10,162,822)	596,076	[2]
Balance (in Shares) at Dec. 31, 2022	7,576,999	[1],[3]	437,735,093	[1],[3]
Return of founders shares to the Company as part of claim settlement			$ (33,096)		$ 33,096
Return of founders shares to the Company as part of claim settlement (in Shares)		[3]	(330,952,906)	[3]	330,952,906
Stock-based compensation						5,032		5,032
Net loss							(465,604)	(465,604)
Balance at Mar. 31, 2023	$ 758		$ 10,678		$ 33,096	10,719,398	(10,628,426)	135,504
Balance (in Shares) at Mar. 31, 2023	7,576,999	[3]	106,782,187	[3]	330,952,906
Balance at Dec. 31, 2022	$ 758		$ 43,774			10,714,366	(10,162,822)	596,076	[2]
Balance (in Shares) at Dec. 31, 2022	7,576,999	[1],[3]	437,735,093	[1],[3]
Return of founders shares to the Company as part of claim settlement			$ (33,096)		$ 33,096
Return of founders shares to the Company as part of claim settlement (in Shares)		[1]	(330,952,906)	[1]	330,952,906
Private Placement Investment, net of issuance costs ($571,796)	$ 289		$ 18,636			4,634,279		4,653,204
Private Placement Investment, net of issuance costs ($571,796) (in Shares)	2,886,364	[1]	186,363,631	[1]
Settlement of Treasury Stock prior to recapitalization					$ (33,096)	33,096
Settlement of Treasury Stock prior to recapitalization (in Shares)		[1]		[1]	(330,952,906)
Reverse re-capitalization			$ 20,231			(793,497)		(773,266)
Reverse re-capitalization (in Shares)		[1]	202,308,728	[1]
Stock-based compensation						2,253,793		2,253,793
Net loss							(3,567,883)	(3,567,883)
Balance at Dec. 31, 2023	$ 1,047		$ 49,545			16,842,037	(13,730,705)	3,161,924	[2]
Balance (in Shares) at Dec. 31, 2023	10,463,363	[1],[3]	495,454,546	[1],[3]
Stock-based compensation						537,197		537,197
Net loss							(1,308,463)	(1,308,463)
Balance at Mar. 31, 2024	$ 1,047		$ 49,545			$ 17,379,234	$ (15,039,168)	$ 2,390,658
Balance (in Shares) at Mar. 31, 2024	10,463,363	[3]	495,454,546	[3]

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[2]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[3]	The number of Common and Series A Preferred Stock outstanding were retroactively adjusted as a result of a reverse merger. See Note 1 and Note 5.